Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	$ 0	$ 0
Collectively Evaluated For Impairment	11,178,000	11,087,000
Total	11,178,000	11,087,000
Financing Receivable, Individually Evaluated for Impairment	5,566,000	2,322,000
Financing Receivable, Collectively Evaluated for Impairment	555,422,000	505,309,000
Financing Receivable, before Allowance for Credit Loss	560,988,000	507,631,000
Residential Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	2,124,000	1,663,000
Total	2,124,000	1,663,000
Financing Receivable, Individually Evaluated for Impairment	1,089,000	1,128,000
Financing Receivable, Collectively Evaluated for Impairment	108,968,000	83,838,000
Financing Receivable, before Allowance for Credit Loss	110,057,000	84,966,000
Consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	452,000	431,000
Total	452,000	431,000
Financing Receivable, Individually Evaluated for Impairment	0	0
Financing Receivable, Collectively Evaluated for Impairment	23,598,000	21,450,000
Financing Receivable, before Allowance for Credit Loss	23,598,000	21,450,000
Commercial Business
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	875,000	1,242,000
Total	875,000	1,242,000
Financing Receivable, Individually Evaluated for Impairment	31,000	31,000
Financing Receivable, Collectively Evaluated for Impairment	30,617,000	44,658,000
Financing Receivable, before Allowance for Credit Loss	30,648,000	44,689,000
Commercial Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	4,805,000	4,832,000
Total	4,805,000	4,832,000
Financing Receivable, Individually Evaluated for Impairment	4,282,000	1,047,000
Financing Receivable, Collectively Evaluated for Impairment	247,872,000	226,705,000
Financing Receivable, before Allowance for Credit Loss	252,154,000	227,752,000
Construction Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	2,323,000	2,401,000
Total	2,323,000	2,401,000
Financing Receivable, Individually Evaluated for Impairment	115,000	19,000
Financing Receivable, Collectively Evaluated for Impairment	112,679,000	100,143,000
Financing Receivable, before Allowance for Credit Loss	112,794,000	100,162,000
Home Equity Line of Credit
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	599,000	518,000
Total	599,000	518,000
Financing Receivable, Individually Evaluated for Impairment	49,000	97,000
Financing Receivable, Collectively Evaluated for Impairment	31,688,000	28,515,000
Financing Receivable, before Allowance for Credit Loss	$ 31,737,000	$ 28,612,000